Schedule of Investments (unaudited) October 31, 2019	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 2.6%
AGL Energy Ltd.	2,515	$34,273
Alumina Ltd.	10,782	16,862
AMP Ltd.	11,202	14,162
APA Group	4,855	38,968
Aristocrat Leisure Ltd.	2,115	46,074
ASX Ltd.	798	45,258
Aurizon Holdings Ltd.	8,218	33,405
AusNet Services	5,460	6,959
Australia & New Zealand Banking Group Ltd.	10,668	196,532
Bank of Queensland Ltd.	1,470	9,165
Bendigo & Adelaide Bank Ltd.	1,654	12,136
BHP Group Ltd.	11,240	278,390
BHP Group PLC	7,911	167,352
BlueScope Steel Ltd.	1,989	18,266
Boral Ltd.	5,082	17,611
Brambles Ltd.	5,964	49,184
Caltex Australia Ltd.	1,027	19,295
Challenger Ltd.	1,890	10,365
CIMIC Group Ltd.	379	8,619
Coca-Cola Amatil Ltd.	2,352	16,447
Cochlear Ltd.	225	32,792
Coles Group Ltd.	4,138	42,735
Commonwealth Bank of Australia	6,635	359,569
Computershare Ltd.	1,806	19,709
Crown Resorts Ltd.	1,512	12,980
CSL Ltd.	1,690	298,102
Dexus	3,948	32,558
Flight Centre Travel Group Ltd.	252	7,394
Fortescue Metals Group Ltd.	5,754	35,321
Goodman Group	6,136	60,832
GPT Group (The)	7,155	29,330
Harvey Norman Holdings Ltd.	3,055	8,608
Incitec Pivot Ltd.	6,777	16,108
Insurance Australia Group Ltd.	9,494	51,935
James Hardie Industries PLC	1,653	28,334
Lendlease Group	2,184	28,122
Macquarie Group Ltd.	1,191	109,887
Magellan Financial Group Ltd.	465	15,432
Medibank Pvt Ltd.	10,362	24,129
Mirvac Group	16,260	35,959
National Australia Bank Ltd.	10,515	207,260
Newcrest Mining Ltd.	2,898	62,493
Oil Search Ltd.	5,002	24,674
Orica Ltd.	1,470	23,192
Origin Energy Ltd.	6,628	35,892
QBE Insurance Group Ltd.	5,013	43,517
Ramsay Health Care Ltd.	504	23,782
REA Group Ltd.	168	12,569
Rio Tinto Ltd.	1,308	81,896
Santos Ltd.	6,398	35,792
Scentre Group	21,606	57,011
Seek Ltd.	1,176	18,375
Sonic Healthcare Ltd.	1,596	31,382
South32 Ltd.	18,202	31,978
Stockland	9,433	31,779
Suncorp Group Ltd.	4,608	42,699
Sydney Airport	4,005	24,226
Tabcorp Holdings Ltd.	6,973	23,059

Security	Shares	Value

Australia (continued)
Telstra Corp. Ltd.	15,992	$38,452
TPG Telecom Ltd.	1,806	8,137
Transurban Group	9,823	100,431
Treasury Wine Estates Ltd.	2,621	31,727
Vicinity Centres	12,400	22,810
Washington H Soul Pattinson & Co. Ltd.	378	5,656
Wesfarmers Ltd.	4,138	113,351
Westpac Banking Corp.	12,934	251,376
Woodside Petroleum Ltd.	3,570	79,198
Woolworths Group Ltd.	4,668	120,022
Worley Ltd.	1,092	10,277

		3,882,172

Austria — 0.1%
ANDRITZ AG	296	13,302
Erste Group Bank AG	1,107	39,113
OMV AG	576	33,622
Raiffeisen Bank International AG	504	12,398
Verbund AG	252	13,635
voestalpine AG	450	11,271

		123,341

Belgium — 0.4%
Ageas	714	41,135
Anheuser-Busch InBev SA/NV	2,860	229,862
Colruyt SA	252	14,012
Groupe Bruxelles Lambert SA	304	30,517
KBC Group NV	939	65,873
Proximus SADP	564	17,323
Solvay SA	297	32,307
Telenet Group Holding NV(a)	225	11,050
UCB SA	477	38,454
Umicore SA	747	30,811

		511,344

Canada — 3.7%
Agnico Eagle Mines Ltd.	870	53,583
Air Canada(a)	494	17,627
Alimentation Couche-Tard Inc., Class B	3,282	98,634
AltaGas Ltd.	798	11,633
Atco Ltd./Canada, Class I, NVS	309	10,885
Aurora Cannabis Inc.(a)(b)	2,478	8,899
Bank of Montreal	2,438	180,854
Bank of Nova Scotia (The)	4,566	262,423
Barrick Gold Corp.	6,704	116,702
Bausch Health Companies Inc.(a)	1,260	31,386
BCE Inc.	546	25,955
BlackBerry Ltd.(a)(b)	1,806	9,509
Bombardier Inc., Class B(a)	8,022	10,132
Brookfield Asset Management Inc., Class A	3,356	185,961
CAE Inc.	1,050	26,387
Cameco Corp.	1,527	13,663
Canadian Imperial Bank of Commerce	1,680	143,554
Canadian National Railway Co.	2,666	238,943
Canadian Natural Resources Ltd.	4,537	114,637
Canadian Pacific Railway Ltd.	536	122,142
Canadian Tire Corp. Ltd., Class A, NVS	245	26,467
Canadian Utilities Ltd., Class A, NVS	504	14,729
Canopy Growth Corp.(a)(b)	757	15,165
CCL Industries Inc., Class B, NVS	539	22,231
Cenovus Energy Inc.	3,990	34,061
CGI Inc.(a)	947	73,766

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
CI Financial Corp.	966	$14,089
Constellation Software Inc./Canada	84	83,136
Cronos Group Inc.(a)	672	5,512
Dollarama Inc.	1,125	37,927
Emera Inc.	924	38,335
Empire Co. Ltd., Class A, NVS	546	14,527
Enbridge Inc.	7,681	280,334
Encana Corp.	5,367	21,070
Fairfax Financial Holdings Ltd.	106	45,002
First Capital Realty Inc.	366	6,071
First Quantum Minerals Ltd.	2,363	20,010
Fortis Inc./Canada	1,542	64,198
Franco-Nevada Corp.	703	68,356
George Weston Ltd.	297	23,828
Gildan Activewear Inc.	756	19,355
Great-West Lifeco Inc.	1,081	26,343
H&R Real Estate Investment Trust	590	10,001
Husky Energy Inc.	1,260	8,820
Hydro One Ltd.(c)	1,207	22,490
iA Financial Corp. Inc.	435	20,993
IGM Financial Inc.	210	5,939
Imperial Oil Ltd.	1,134	28,299
Intact Financial Corp.	504	52,112
Inter Pipeline Ltd.	1,374	23,113
Keyera Corp.	765	17,770
Kinross Gold Corp.(a)	4,326	21,065
Kirkland Lake Gold Ltd.	756	35,575
Loblaw Companies Ltd.	756	40,401
Lundin Mining Corp.	2,450	12,396
Magna International Inc.	1,201	64,712
Manulife Financial Corp.	7,412	138,332
Methanex Corp.	258	9,797
Metro Inc.	985	41,743
National Bank of Canada	1,248	64,586
Nutrien Ltd.	2,288	109,687
Onex Corp.	309	18,204
Open Text Corp.	966	39,115
Pembina Pipeline Corp.	1,890	66,679
Power Corp. of Canada	1,107	25,672
Power Financial Corp.	1,008	23,621
PrairieSky Royalty Ltd.	788	7,710
Quebecor Inc., Class B	504	11,742
Restaurant Brands International Inc.	914	59,923
RioCan REIT	546	10,979
Rogers Communications Inc., Class B, NVS	1,374	64,824
Royal Bank of Canada	5,388	435,516
Saputo Inc.	827	24,036
Shaw Communications Inc., Class B, NVS	1,710	34,971
Shopify Inc., Class A(a)	385	120,976
SmartCentres Real Estate Investment Trust	141	3,416
SNC-Lavalin Group Inc.	693	12,554
Stars Group Inc. (The)(a)(b)	630	13,737
Sun Life Financial Inc.	2,283	102,638
Suncor Energy Inc.	6,048	180,195
TC Energy Corp.	3,444	173,962
Teck Resources Ltd., Class B	1,891	29,954
TELUS Corp.	813	28,979
Thomson Reuters Corp.	744	50,102
Toronto-Dominion Bank (The)	6,906	395,177
Tourmaline Oil Corp.	1,136	9,767

Security	Shares	Value

Canada (continued)
Vermilion Energy Inc.	534	$7,069
Waste Connections Inc.	966	89,258
West Fraser Timber Co. Ltd.	267	12,371
Wheaton Precious Metals Corp.	1,806	50,730
WSP Global Inc.	336	21,008

		5,490,737

Denmark — 0.7%
AP Moller — Maersk A/S, Class A	17	20,413
AP Moller — Maersk A/S, Class B, NVS	23	29,329
Carlsberg A/S, Class B	404	56,863
Chr Hansen Holding A/S	379	29,106
Coloplast A/S, Class B	421	50,754
Danske Bank A/S	2,608	37,229
Demant A/S(a)	436	11,513
DSV PANALPINA A/S	798	77,469
Genmab A/S(a)	261	56,912
H Lundbeck A/S	252	8,600
ISS A/S	591	15,473
Novo Nordisk A/S, Class B	6,618	361,610
Novozymes A/S, Class B	870	40,982
Orsted A/S(c)	729	63,976
Pandora A/S	394	19,384
Tryg A/S	477	13,329
Vestas Wind Systems A/S	719	58,718

		951,660

Finland — 0.4%
Elisa OYJ	587	32,070
Fortum OYJ	1,722	42,054
Kone OYJ, Class B	1,302	82,855
Metso OYJ	408	15,422
Neste OYJ	1,515	54,695
Nokia OYJ	21,212	77,941
Nokian Renkaat OYJ	420	11,995
Nordea Bank Abp	11,386	83,472
Nordea Bank Abp, New	168	1,229
Orion OYJ, Class B	366	16,227
Sampo OYJ, Class A	1,681	68,902
Stora Enso OYJ, Class R	1,989	25,796
UPM-Kymmene OYJ	2,044	66,451
Wartsila OYJ Abp	1,578	16,658

		595,767

France — 4.1%
Accor SA	715	30,727
Aeroports de Paris	114	21,672
Air Liquide SA	1,765	234,523
Airbus SE	2,196	314,625
Alstom SA	630	27,236
Amundi SA(c)	231	16,494
Arkema SA	234	23,924
Atos SE	363	28,114
AXA SA	7,281	192,395
BioMerieux	126	10,311
BNP Paribas SA	4,233	221,063
Bollore SA	3,123	13,519
Bouygues SA	801	33,958
Bureau Veritas SA	966	24,669
Capgemini SE	604	68,025
Carrefour SA	2,100	35,740
Casino Guichard Perrachon SA	210	11,332

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Cie. de Saint-Gobain	1,898	$77,225
Cie. Generale des Etablissements Michelin SCA	643	78,264
CNP Assurances	672	13,330
Covivio	141	15,967
Credit Agricole SA	4,255	55,470
Danone SA	2,310	191,637
Dassault Aviation SA	10	13,890
Dassault Systemes SE	499	75,740
Edenred	873	45,971
Eiffage SA	284	30,519
Electricite de France SA	2,232	23,039
Engie SA	6,664	111,483
EssilorLuxottica SA	1,020	155,673
Eurazeo SE	174	12,133
Eurofins Scientific SE(b)	43	21,789
Eutelsat Communications SA	756	14,338
Faurecia SE	292	13,611
Gecina SA	190	32,602
Getlink SE	1,722	28,836
Hermes International	127	91,389
ICADE	141	13,812
Iliad SA	99	10,250
Imerys SA	114	4,403
Ingenico Group SA	211	22,537
Ipsen SA	126	13,425
JCDecaux SA	252	6,888
Kering SA	294	167,346
Klepierre SA	786	29,280
Legrand SA	1,026	80,103
L’Oreal SA	959	280,102
LVMH Moet Hennessy Louis Vuitton SE	1,050	448,073
Natixis SA	3,839	17,607
Orange SA	7,506	120,922
Pernod Ricard SA	790	145,866
Peugeot SA	2,182	55,260
Publicis Groupe SA	808	34,751
Remy Cointreau SA	84	11,236
Renault SA	714	36,451
Safran SA	1,252	198,135
Sanofi	4,215	388,518
Sartorius Stedim Biotech	84	12,577
Schneider Electric SE	2,064	191,723
SCOR SE	635	26,765
SEB SA	87	13,210
SES SA	1,428	27,673
Societe BIC SA	114	7,917
Societe Generale SA	2,942	83,533
Sodexo SA(b)	351	38,611
STMicroelectronics NV	2,629	59,658
Suez	1,218	18,990
Teleperformance	218	49,421
Thales SA	393	38,426
TOTAL SA	9,061	476,483
Ubisoft Entertainment SA(a)	334	19,727
Unibail-Rodamco-Westfield	369	57,079
Unibail-Rodamco-Westfield, New	142	21,965
Valeo SA	924	34,369
Veolia Environnement SA	2,100	55,221
Vinci SA	1,930	216,612
Vivendi SA	3,434	95,625

Security	Shares	Value

France (continued)
Wendel SA	126	$17,853
Worldline SA/France(a)(c)	271	16,462

		6,076,098

Germany — 3.0%
1&1 Drillisch AG(b)	210	5,618
adidas AG	679	209,721
Allianz SE, Registered	1,596	389,947
Aroundtown SA	3,696	31,198
Axel Springer SE(a)	198	13,806
BASF SE	3,447	262,389
Bayer AG, Registered	3,519	273,169
Bayerische Motoren Werke AG	1,218	93,367
Beiersdorf AG	378	44,765
Brenntag AG	576	28,918
Carl Zeiss Meditec AG, Bearer	126	13,741
Commerzbank AG	4,116	24,627
Continental AG	397	53,096
Covestro AG(c)	656	31,507
Daimler AG, Registered	3,462	202,427
Delivery Hero SE(a)(c)	378	17,725
Deutsche Bank AG, Registered	7,392	53,555
Deutsche Boerse AG	720	111,614
Deutsche Lufthansa AG, Registered	910	15,782
Deutsche Post AG, Registered	3,777	133,789
Deutsche Telekom AG, Registered	12,474	219,437
Deutsche Wohnen SE	1,336	50,260
E.ON SE	8,358	84,267
Evonik Industries AG	546	14,406
Fraport AG Frankfurt Airport Services Worldwide	168	14,046
Fresenius Medical Care AG & Co. KGaA	824	59,644
Fresenius SE & Co. KGaA	1,542	81,071
GEA Group AG	672	20,550
Hannover Rueck SE	240	42,520
HeidelbergCement AG	547	40,656
Henkel AG & Co. KGaA	408	39,305
HOCHTIEF AG	84	10,477
HUGO BOSS AG	252	10,605
Infineon Technologies AG	4,282	83,018
KION Group AG	268	17,814
Knorr-Bremse AG	126	12,720
LANXESS AG	336	21,854
Merck KGaA	504	60,109
METRO AG	855	13,927
MTU Aero Engines AG	191	51,014
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	567	157,511
Puma SE	336	25,284
QIAGEN NV(a)	852	25,579
RTL Group SA	126	6,404
RWE AG	1,986	60,555
SAP SE	3,715	492,383
Siemens AG, Registered	2,881	332,283
Siemens Healthineers AG(c)	558	23,715
Symrise AG	462	44,471
Telefonica Deutschland Holding AG	2,970	9,427
thyssenkrupp AG(b)	1,542	22,012
TUI AG	1,486	19,421
Uniper SE	801	24,968
United Internet AG, Registered(d)	462	13,922
Volkswagen AG	127	24,073

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Vonovia SE	1,850	$98,471
Wirecard AG	462	58,527
Zalando SE(a)(c)	393	17,034

		4,414,501

Hong Kong — 1.3%
AIA Group Ltd.	45,000	450,419
ASM Pacific Technology Ltd.	1,200	16,796
Bank of East Asia Ltd. (The)	8,480	20,449
BeiGene Ltd., ADR(a)(b)	126	17,431
BOC Hong Kong Holdings Ltd.	14,000	48,228
CK Asset Holdings Ltd.	9,336	65,157
CK Hutchison Holdings Ltd.	10,336	95,610
CK Infrastructure Holdings Ltd.	2,500	18,006
CLP Holdings Ltd.	6,000	62,276
Dairy Farm International Holdings Ltd.	1,400	8,442
Galaxy Entertainment Group Ltd.	9,000	62,180
Hang Lung Properties Ltd.	8,000	17,617
Hang Seng Bank Ltd.	2,900	60,607
Henderson Land Development Co. Ltd.	5,523	27,658
HK Electric Investments & HK Electric Investments Ltd.	13,000	12,971
HKT Trust & HKT Ltd.	15,740	24,501
Hong Kong & China Gas Co. Ltd.	38,167	74,116
Hong Kong Exchanges & Clearing Ltd.	4,400	137,540
Hongkong Land Holdings Ltd.	4,200	23,100
Hysan Development Co. Ltd.	3,000	11,847
Jardine Matheson Holdings Ltd.(b)	800	45,696
Jardine Strategic Holdings Ltd.	800	25,864
Kerry Properties Ltd.	2,500	8,102
Link REIT	8,000	87,220
Melco Resorts & Entertainment Ltd., ADR	835	17,986
MGM China Holdings Ltd.	3,600	5,723
MTR Corp. Ltd.	6,000	34,449
New World Development Co. Ltd.	23,333	33,462
NWS Holdings Ltd.	7,000	10,432
PCCW Ltd.	22,000	13,080
Power Assets Holdings Ltd.	5,500	39,262
Sands China Ltd.	9,600	47,463
Shangri-La Asia Ltd.	4,000	4,108
Sino Land Co. Ltd.	14,000	20,970
SJM Holdings Ltd.	8,000	8,574
Sun Hung Kai Properties Ltd.	6,000	91,022
Swire Pacific Ltd., Class A	2,000	19,062
Swire Properties Ltd.	4,400	13,866
Techtronic Industries Co. Ltd.	5,393	42,317
Vitasoy International Holdings Ltd.	2,000	8,140
WH Group Ltd.(c)	31,000	32,908
Wharf Holdings Ltd. (The)	5,000	11,368
Wharf Real Estate Investment Co. Ltd.	4,000	23,578
Wheelock & Co. Ltd.	3,000	18,583
Wynn Macau Ltd.	6,000	13,075
Yue Yuen Industrial Holdings Ltd.	3,000	8,459

		1,939,720

Ireland — 0.5%
AIB Group PLC	2,964	9,497
Bank of Ireland Group PLC	3,094	14,884
CRH PLC(a)	3,170	115,576
Flutter Entertainment PLC	307	31,723
Irish Bank Resolution Corp. Ltd.(a)(e)	6,552	0	(f)
Kerry Group PLC, Class A	603	72,925

Security	Shares	Value

Ireland (continued)
Kingspan Group PLC	462	$23,947
Linde PLC	2,062	408,998
Smurfit Kappa Group PLC	798	26,619
Steris PLC	317	44,878

		749,047

Israel — 0.2%
Azrieli Group Ltd.	168	12,945
Bank Hapoalim BM	4,089	32,714
Bank Leumi Le-Israel BM	5,144	37,461
Check Point Software Technologies Ltd.(a)(b)	467	52,495
CyberArk Software Ltd.(a)	126	12,799
Elbit Systems Ltd.	84	13,767
Israel Chemicals Ltd.	2,689	11,943
Israel Discount Bank Ltd., Class A	2,772	12,666
Mizrahi Tefahot Bank Ltd.	477	11,832
Nice Ltd.(a)	240	37,953
Teva Pharmaceutical Industries Ltd., ADR(a)	4,032	32,861
Wix.com Ltd.(a)	169	20,630

		290,066

Italy — 0.8%
Assicurazioni Generali SpA	3,951	80,114
Atlantia SpA	1,848	45,647
CNH Industrial NV	3,654	39,739
Davide Campari-Milano SpA	2,214	20,291
Enel SpA	30,366	235,112
Eni SpA	9,702	146,882
Ferrari NV	485	77,619
Fiat Chrysler Automobiles NV	4,095	63,631
FinecoBank Banca Fineco SpA	1,921	21,646
Intesa Sanpaolo SpA	55,282	138,523
Leonardo SpA	1,485	17,247
Mediobanca Banca di Credito Finanziario SpA	2,396	28,469
Moncler SpA	672	25,895
Pirelli & C SpA(c)	1,596	9,227
Poste Italiane SpA(c)	1,974	23,961
Prysmian SpA	779	17,999
Recordati SpA	408	17,147
Snam SpA	8,527	43,761
Telecom Italia SpA/Milano(a)	32,828	19,217
Telecom Italia SpA/Milano, NVS	21,618	12,512
Tenaris SA	1,764	17,818
Terna Rete Elettrica Nazionale SpA	6,106	40,355
UniCredit SpA	7,405	93,916

		1,236,728

Malta — 0.0%
BGP Holdings PLC(a)(e)	38,252	1

Netherlands — 1.4%
ABN AMRO Bank NV, CVA(c)	1,705	31,747
Adyen NV(a)(c)	42	29,492
Aegon NV	7,064	30,547
AerCap Holdings NV(a)(b)	546	31,603
Akzo Nobel NV	842	77,546
ArcelorMittal	2,497	36,856
ASML Holding NV	1,581	414,503
EXOR NV	393	30,130
Heineken Holding NV	431	41,064
Heineken NV	1,009	102,956
ING Groep NV	14,658	165,625

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands (continued)
Koninklijke Ahold Delhaize NV	4,560	$113,575
Koninklijke DSM NV	689	81,673
Koninklijke KPN NV	12,602	39,085
Koninklijke Philips NV	3,551	155,575
Koninklijke Vopak NV	282	15,476
NN Group NV	1,149	43,802
NXP Semiconductors NV(b)	1,116	126,867
Prosus NV(a)	1,831	126,304
Randstad NV	450	24,921
Unilever NV	5,376	317,580
Wolters Kluwer NV	1,113	81,978

		2,118,905

New Zealand — 0.1%
a2 Milk Co. Ltd.(a)(b)	2,730	22,760
Auckland International Airport Ltd.	3,711	22,133
Fisher & Paykel Healthcare Corp. Ltd.	2,142	26,306
Fletcher Building Ltd.	2,743	8,056
Meridian Energy Ltd.	5,005	14,765
Ryman Healthcare Ltd.	1,374	11,375
Spark New Zealand Ltd.	6,594	18,945

		124,340

Norway — 0.2%
Aker BP ASA	420	11,615
DNB ASA	3,684	67,050
Equinor ASA	3,715	68,828
Gjensidige Forsikring ASA	771	14,435
Mowi ASA	1,620	39,559
Norsk Hydro ASA	5,018	17,736
Orkla ASA	2,803	26,970
Schibsted ASA, Class B	420	11,747
Telenor ASA	2,772	51,976
Yara International ASA	645	25,143

		335,059

Portugal — 0.1%
EDP — Energias de Portugal SA	10,404	42,831
Galp Energia SGPS SA	1,934	30,811
Jeronimo Martins SGPS SA	1,050	17,624

		91,266

Singapore — 0.5%
Ascendas REIT	8,437	19,652
CapitaLand Commercial Trust(b)	10,558	15,904
CapitaLand Ltd.	8,400	22,220
CapitaLand Mall Trust	8,400	15,677
City Developments Ltd.	1,800	14,271
ComfortDelGro Corp. Ltd.	8,400	14,196
DBS Group Holdings Ltd.	6,800	129,909
Genting Singapore Ltd.	21,800	15,057
Golden Agri-Resources Ltd.	29,400	4,429
Jardine Cycle & Carriage Ltd.	310	7,453
Keppel Corp. Ltd.(b)	5,100	25,707
Oversea-Chinese Banking Corp. Ltd.(b)	11,825	95,229
SATS Ltd.	4,200	15,585
Sembcorp Industries Ltd.	4,200	7,067
Singapore Exchange Ltd.	3,400	22,334
Singapore Press Holdings Ltd.(b)	4,500	7,341
Singapore Technologies Engineering Ltd.	5,800	17,004
Singapore Telecommunications Ltd.(b)	30,200	73,228
Suntec REIT	9,900	13,530
United Overseas Bank Ltd.	5,100	100,542

Security	Shares	Value

Singapore (continued)
UOL Group Ltd.	2,100	$12,036
Venture Corp. Ltd.	1,100	12,795
Wilmar International Ltd.	8,400	23,146
Yangzijiang Shipbuilding Holdings Ltd.	8,400	5,894

		690,206

Spain — 1.1%
ACS Actividades de Construccion y Servicios SA	955	38,772
Aena SME SA(c)	254	46,615
Amadeus IT Group SA	1,638	121,232
Banco Bilbao Vizcaya Argentaria SA	24,837	130,872
Banco de Sabadell SA	20,209	22,181
Banco Santander SA	63,326	253,915
Bankia SA	4,722	8,998
Bankinter SA	2,140	14,802
CaixaBank SA	13,231	37,862
Cellnex Telecom SA(c)	840	36,230
Cellnex Telecom SA(a)	243	10,481
Enagas SA	959	23,741
Endesa SA	1,149	31,278
Ferrovial SA	2,046	60,398
Grifols SA	1,150	37,053
Iberdrola SA	23,216	238,496
Industria de Diseno Textil SA	4,067	126,819
Mapfre SA	4,131	11,522
Naturgy Energy Group SA	1,134	30,882
Red Electrica Corp. SA	1,551	31,233
Repsol SA	5,399	88,544
Siemens Gamesa Renewable Energy SA	897	12,334
Telefonica SA	17,388	133,368

		1,547,628

Sweden — 0.9%
Alfa Laval AB	1,011	23,412
Assa Abloy AB, Class B	3,810	90,561
Atlas Copco AB, Class A	2,535	89,751
Atlas Copco AB, Class B	1,470	45,637
Boliden AB	966	26,034
Electrolux AB, Series B	939	24,707
Epiroc AB, Class A	2,535	28,575
Epiroc AB, Class B	1,470	16,021
Essity AB, Class B	2,224	69,553
Hennes & Mauritz AB, Class B	3,024	63,325
Hexagon AB, Class B	999	51,110
Husqvarna AB, Class B	1,932	14,811
ICA Gruppen AB	294	13,030
Industrivarden AB, Class C	546	11,839
Investor AB, Class B	1,680	86,229
Kinnevik AB, Class B	924	25,310
L E Lundbergforetagen AB, Class B	309	11,655
Lundin Petroleum AB	828	27,399
Millicom International Cellular SA, SDR	252	11,509
Sandvik AB	4,074	72,035
Securitas AB, Class B	1,240	19,872
Skandinaviska Enskilda Banken AB, Class A	5,838	56,063
Skanska AB, Class B	1,386	29,563
SKF AB, Class B	1,501	27,195
Svenska Handelsbanken AB, Class A	5,922	59,415
Swedbank AB, Class A	3,390	47,520
Swedish Match AB	729	34,292
Tele2 AB, Class B	1,639	23,485

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Telefonaktiebolaget LM Ericsson, Class B	11,874	$103,971
Telia Co. AB	9,774	43,066
Volvo AB, Class B	5,376	80,576

		1,327,521

Switzerland — 3.4%
ABB Ltd., Registered	6,934	145,391
Adecco Group AG, Registered	620	36,744
Alcon Inc.(a)	1,630	96,239
Baloise Holding AG, Registered	182	33,606
Barry Callebaut AG, Registered	9	18,971
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	5	37,142
Cie. Financiere Richemont SA, Registered	1,947	153,116
Clariant AG, Registered	666	13,641
Coca-Cola HBC AG	715	21,742
Credit Suisse Group AG, Registered	9,492	117,646
Dufry AG, Registered	126	10,928
EMS-Chemie Holding AG, Registered	42	26,262
Geberit AG, Registered	134	67,981
Givaudan SA, Registered	35	102,757
Julius Baer Group Ltd.	840	37,048
Kuehne + Nagel International AG, Registered	194	31,329
LafargeHolcim Ltd., Registered	1,806	93,123
Lonza Group AG, Registered	294	105,772
Nestle SA, Registered	11,563	1,234,168
Novartis AG, Registered	8,151	711,142
Pargesa Holding SA, Bearer	142	11,210
Partners Group Holding AG	84	65,480
Roche Holding AG, NVS	2,646	795,878
Schindler Holding AG, Participation Certificates, NVS	154	37,644
Schindler Holding AG, Registered	86	20,325
SGS SA, Registered	21	54,652
Sika AG, Registered	504	86,575
Sonova Holding AG, Registered	226	51,762
Straumann Holding AG, Registered	42	37,448
Swatch Group AG (The), Bearer	126	34,860
Swatch Group AG (The), Registered	170	9,105
Swiss Life Holding AG, Registered	126	62,978
Swiss Prime Site AG, Registered	304	31,301
Swiss Re AG	1,148	120,181
Swisscom AG, Registered	98	50,055
Temenos AG, Registered	252	35,945
UBS Group AG, Registered	14,442	170,362
Vifor Pharma AG	183	28,755
Zurich Insurance Group AG	560	218,779

		5,018,043

United Kingdom — 6.0%
3i Group PLC	3,700	54,006
Admiral Group PLC	772	20,199
Amcor PLC(a)	5,628	53,579
Anglo American PLC	4,131	105,927
Antofagasta PLC	1,317	14,779
Aptiv PLC	998	89,371
Ashtead Group PLC	1,890	57,424
Associated British Foods PLC	1,340	38,598
AstraZeneca PLC	4,915	477,064
Auto Trader Group PLC(c)	3,936	28,634
Aviva PLC	14,870	79,892
BAE Systems PLC	12,264	91,441

Security	Shares	Value

United Kingdom (continued)
Barclays PLC	66,924	$145,314
Barratt Developments PLC	3,627	29,624
Berkeley Group Holdings PLC	505	28,759
BP PLC	76,658	485,363
British American Tobacco PLC	8,654	302,577
British Land Co. PLC (The)	3,627	29,127
BT Group PLC	30,576	80,990
Bunzl PLC	1,302	33,830
Burberry Group PLC	1,542	40,785
Capri Holdings Ltd.(a)	561	17,430
Carnival PLC	720	28,808
Centrica PLC	20,765	19,497
Coca-Cola European Partners PLC	882	47,196
Compass Group PLC	5,942	158,085
Croda International PLC	532	33,154
DCC PLC	379	35,487
Diageo PLC	9,075	371,609
Direct Line Insurance Group PLC	5,057	17,806
easyJet PLC	672	10,765
Evraz PLC	1,512	7,184
Experian PLC	3,285	103,209
Ferguson PLC	891	75,933
Fresnillo PLC	838	7,699
G4S PLC	5,238	14,017
GlaxoSmithKline PLC	18,943	433,523
Glencore PLC	41,355	124,499
GVC Holdings PLC	2,019	23,252
Halma PLC	966	23,419
Hargreaves Lansdown PLC	1,159	26,575
HSBC Holdings PLC	76,389	576,280
Imperial Brands PLC	3,570	78,182
Informa PLC	4,686	46,993
InterContinental Hotels Group PLC	645	38,894
Intertek Group PLC	630	43,631
Investec PLC	2,142	12,129
ITV PLC	13,848	23,967
J Sainsbury PLC	5,868	15,452
John Wood Group PLC	2,523	11,045
Johnson Matthey PLC	747	29,675
Kingfisher PLC	8,065	21,624
Land Securities Group PLC	2,858	34,764
Legal & General Group PLC	21,504	73,378
Lloyds Banking Group PLC	266,290	195,721
London Stock Exchange Group PLC	1,176	105,822
M&G PLC(a)	9,963	27,563
Marks & Spencer Group PLC	7,660	17,990
Meggitt PLC	2,997	24,215
Melrose Industries PLC	17,934	49,453
Merlin Entertainments PLC(c)	2,802	16,479
Micro Focus International PLC	1,346	18,462
Mondi PLC	1,346	27,824
National Grid PLC	12,938	150,893
Next PLC	561	47,781
NMC Health PLC(b)	378	10,678
Ocado Group PLC(a)	1,680	28,891
Pearson PLC	2,688	23,729
Persimmon PLC	1,149	33,855
Prudential PLC	9,963	173,850
Reckitt Benckiser Group PLC	2,619	202,119
RELX PLC	7,438	178,828

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Rentokil Initial PLC	5,838	$34,335
Rio Tinto PLC	4,369	226,931
Rolls-Royce Holdings PLC	6,319	57,973
Royal Bank of Scotland Group PLC	18,386	50,604
Royal Dutch Shell PLC, Class A	16,697	482,460
Royal Dutch Shell PLC, Class B	14,154	406,233
RSA Insurance Group PLC	3,697	24,982
Sage Group PLC (The)	4,034	37,573
Schroders PLC	450	18,022
Segro PLC	3,654	39,916
Sensata Technologies Holding PLC(a)	630	32,250
Severn Trent PLC	870	25,386
Smith & Nephew PLC	3,276	70,052
Smiths Group PLC	1,485	31,005
Spirax-Sarco Engineering PLC	210	21,535
SSE PLC	3,670	60,953
St. James’s Place PLC	1,959	26,389
Standard Chartered PLC	10,460	94,882
Standard Life Aberdeen PLC	9,900	38,880
Taylor Wimpey PLC	11,397	24,407
Tesco PLC	35,826	109,036
Unilever PLC	4,326	258,760
United Utilities Group PLC	2,481	27,937
Vodafone Group PLC	99,091	201,824
Weir Group PLC (The)	818	14,253
Whitbread PLC	687	36,101
Wm Morrison Supermarkets PLC	8,373	21,545
WPP PLC	4,704	58,630

		8,739,451

United States — 67.8%
3M Co.	2,186	360,668
Abbott Laboratories	6,605	552,244
AbbVie Inc.	5,541	440,787
ABIOMED Inc.(a)	168	34,873
Accenture PLC, Class A	2,404	445,750
Activision Blizzard Inc.	2,855	159,966
Acuity Brands Inc.	168	20,965
Adobe Inc.(a)	1,846	513,059
Advance Auto Parts Inc.	282	45,819
Advanced Micro Devices Inc.(a)	3,867	131,207
AES Corp./VA	2,688	45,830
Affiliated Managers Group Inc.	213	17,014
Aflac Inc.	2,802	148,954
Agilent Technologies Inc.	1,228	93,021
AGNC Investment Corp.	1,849	31,525
Air Products & Chemicals Inc.	814	173,594
Akamai Technologies Inc.(a)	645	55,792
Albemarle Corp.	397	24,114
Alexandria Real Estate Equities Inc.	420	66,675
Alexion Pharmaceuticals Inc.(a)	840	88,536
Align Technology Inc.(a)	294	74,173
Alkermes PLC(a)	546	10,663
Alleghany Corp.(a)	51	39,693
Allegion PLC	378	43,863
Allergan PLC	1,243	218,905
Alliance Data Systems Corp.	178	17,800
Alliant Energy Corp.	828	44,166
Allstate Corp. (The)	1,260	134,089
Ally Financial Inc.	1,629	49,896
Alnylam Pharmaceuticals Inc.(a)	469	40,681

Security	Shares	Value

United States (continued)
Alphabet Inc., Class A(a)	1,134	$1,427,479
Alphabet Inc., Class C, NVS(a)	1,181	1,488,190
Altice USA Inc., Class A(a)	613	18,972
Altria Group Inc.	6,978	312,545
Amazon.com Inc.(a)	1,577	2,801,793
AMERCO	42	17,012
Ameren Corp.	924	71,795
American Airlines Group Inc.	467	14,038
American Electric Power Co. Inc.	1,848	174,433
American Express Co.	2,703	317,008
American Financial Group Inc./OH	306	31,836
American International Group Inc.	3,276	173,497
American Tower Corp.	1,663	362,667
American Water Works Co. Inc.	702	86,536
Ameriprise Financial Inc.	495	74,691
AmerisourceBergen Corp.	618	52,765
AMETEK Inc.	887	81,294
Amgen Inc.	2,293	488,982
Amphenol Corp., Class A	1,111	111,467
Analog Devices Inc.	1,386	147,789
Annaly Capital Management Inc.	5,483	49,237
ANSYS Inc.(a)	322	70,888
Anthem Inc.	971	261,277
AO Smith Corp.	546	27,125
Aon PLC	889	171,719
Apache Corp.	1,416	30,671
Apple Inc.	17,307	4,305,289
Applied Materials Inc.	3,578	194,142
Aramark	926	40,522
Arch Capital Group Ltd.(a)	1,512	63,141
Archer-Daniels-Midland Co.	2,102	88,368
Arconic Inc.	1,622	44,556
Arista Networks Inc.(a)	210	51,360
Arrow Electronics Inc.(a)	351	27,827
Arthur J Gallagher & Co.	723	65,952
Assurant Inc.	219	27,609
AT&T Inc.	27,392	1,054,318
Athene Holding Ltd., Class A(a)	546	23,669
Atmos Energy Corp.	420	47,242
Autodesk Inc.(a)	813	119,804
Autoliv Inc.	316	24,597
Automatic Data Processing Inc.	1,628	264,110
AutoZone Inc.(a)	94	107,572
AvalonBay Communities Inc.	547	119,060
Avery Dennison Corp.	336	42,961
AXA Equitable Holdings Inc.	924	19,958
Axalta Coating Systems Ltd.(a)	866	25,538
Baker Hughes Co.	2,376	50,846
Ball Corp.	1,177	82,355
Bank of America Corp.	33,958	1,061,867
Bank of New York Mellon Corp. (The)	3,234	151,189
Baxter International Inc.	1,823	139,824
BB&T Corp.	2,836	150,450
Becton Dickinson and Co.	1,018	260,608
Berkshire Hathaway Inc., Class B(a)	4,895	1,040,579
Best Buy Co. Inc.	899	64,575
Biogen Inc.(a)	754	225,227
BioMarin Pharmaceutical Inc.(a)	660	48,319
BlackRock Inc.(g)	449	207,303
Boeing Co. (The)	2,026	688,658

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Booking Holdings Inc.(a)	163	$333,950
BorgWarner Inc.	771	32,135
Boston Properties Inc.	585	80,262
Boston Scientific Corp.(a)	5,156	215,005
Brighthouse Financial Inc.(a)	393	14,840
Bristol-Myers Squibb Co.	6,090	349,383
Broadcom Inc.	1,493	437,225
Broadridge Financial Solutions Inc.	435	54,471
Brown-Forman Corp., Class B, NVS	1,068	69,975
Bunge Ltd.	534	28,836
Burlington Stores Inc.(a)	252	48,427
Cabot Oil & Gas Corp.	1,554	28,967
Cadence Design Systems Inc.(a)	1,065	69,598
Camden Property Trust	336	38,428
Campbell Soup Co.	687	31,815
Capital One Financial Corp.	1,764	164,493
Cardinal Health Inc.	1,092	53,999
CarMax Inc.(a)	672	62,610
Carnival Corp.	1,592	68,281
Caterpillar Inc.	2,147	295,857
Cboe Global Markets Inc.	442	50,896
CBRE Group Inc., Class A(a)	1,216	65,117
CBS Corp., Class B, NVS	1,216	43,825
CDK Global Inc.	474	23,956
CDW Corp./DE	588	75,211
Celanese Corp.	468	56,698
Celgene Corp.(a)	2,646	285,847
Centene Corp.(a)	1,558	82,699
CenterPoint Energy Inc.	1,863	54,157
CenturyLink Inc.	3,774	48,836
Cerner Corp.	1,134	76,114
CF Industries Holdings Inc.	870	39,454
CH Robinson Worldwide Inc.	503	38,047
Charles Schwab Corp. (The)	4,524	184,172
Charter Communications Inc., Class A(a)	602	281,652
Cheniere Energy Inc.(a)	798	49,117
Chevron Corp.	7,177	833,537
Chipotle Mexican Grill Inc.(a)	92	71,591
Chubb Ltd.	1,725	262,924
Church & Dwight Co. Inc.	928	64,904
Cigna Corp.(a)	1,419	253,235
Cimarex Energy Co.	352	14,861
Cincinnati Financial Corp.	588	66,567
Cintas Corp.	338	90,810
Cisco Systems Inc.	16,093	764,578
CIT Group Inc.	422	18,100
Citigroup Inc.	8,693	624,679
Citizens Financial Group Inc.	1,687	59,315
Citrix Systems Inc.	512	55,736
Clorox Co. (The)	504	74,436
CME Group Inc.	1,354	278,585
CMS Energy Corp.	1,065	68,075
Coca-Cola Co. (The)	15,246	829,840
Cognex Corp.(b)	650	33,468
Cognizant Technology Solutions Corp., Class A	2,184	133,093
Colgate-Palmolive Co.	3,085	211,631
Comcast Corp., Class A	16,905	757,682
Comerica Inc.	603	39,448
Conagra Brands Inc.	1,794	48,528
Concho Resources Inc.	781	52,733

Security	Shares	Value

United States (continued)
ConocoPhillips	4,221	$232,999
Consolidated Edison Inc.	1,248	115,091
Constellation Brands Inc., Class A	630	119,908
Continental Resources Inc./OK(a)(b)	366	10,786
Cooper Companies Inc. (The)	183	53,253
Copart Inc.(a)	798	65,947
Corning Inc.	2,990	88,594
Corteva Inc.(a)	2,827	74,576
CoStar Group Inc.(a)	129	70,888
Costco Wholesale Corp.	1,663	494,094
Coty Inc., Class A	1,158	13,537
Crown Castle International Corp.	1,554	215,680
Crown Holdings Inc.(a)	527	38,387
CSX Corp.	2,876	202,097
Cummins Inc.	571	98,486
CVS Health Corp.	4,831	320,730
Danaher Corp.	2,437	335,867
Darden Restaurants Inc.	477	53,553
DaVita Inc.(a)(b)	488	28,597
Deere & Co.	1,134	197,475
Dell Technologies Inc., Class C(a)	582	30,782
Delta Air Lines Inc.	684	37,675
Dentsply Sirona Inc.	883	48,371
Devon Energy Corp.	1,713	34,740
DexCom Inc.(a)	336	51,825
Diamondback Energy Inc.	603	51,713
Digital Realty Trust Inc.	769	97,694
Discover Financial Services	1,275	102,331
Discovery Inc., Class A(a)(b)	546	14,717
Discovery Inc., Class C, NVS(a)	1,334	33,670
DISH Network Corp., Class A(a)	841	28,914
DocuSign Inc.(a)	378	25,020
Dollar General Corp.	993	159,218
Dollar Tree Inc.(a)	924	102,010
Dominion Energy Inc.	3,045	251,365
Domino’s Pizza Inc.	149	40,471
Dover Corp.	519	53,919
Dow Inc.(a)	2,869	144,856
DR Horton Inc.	1,348	70,595
Dropbox Inc., Class A(a)	630	12,487
DTE Energy Co.	673	85,686
Duke Energy Corp.	2,764	260,535
Duke Realty Corp.	1,233	43,328
DuPont de Nemours Inc.	2,827	186,328
DXC Technology Co.	1,050	29,053
E*TRADE Financial Corp.	957	39,993
East West Bancorp. Inc.	549	23,563
Eastman Chemical Co.	505	38,400
Eaton Corp. PLC	1,535	133,714
Eaton Vance Corp., NVS	408	18,605
eBay Inc.	3,308	116,607
Ecolab Inc.	970	186,308
Edison International	1,328	83,531
Edwards Lifesciences Corp.(a)	798	190,227
Elanco Animal Health Inc.(a)	1,260	34,045
Electronic Arts Inc.(a)	1,149	110,764
Eli Lilly & Co.	3,369	383,898
Emerson Electric Co.	2,310	162,046
Entergy Corp.	687	83,457
EOG Resources Inc.	2,184	151,373

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
EPAM Systems Inc.(a)	210	$36,952
Equifax Inc.	450	61,519
Equinix Inc.	317	179,669
Equity LifeStyle Properties Inc.	588	41,125
Equity Residential	1,356	120,223
Erie Indemnity Co., Class A, NVS	84	15,479
Essex Property Trust Inc.	253	82,764
Estee Lauder Companies Inc. (The), Class A	800	149,016
Everest Re Group Ltd.	146	37,535
Evergy Inc.	1,013	64,741
Eversource Energy	1,197	100,237
Exact Sciences Corp.(a)	462	40,194
Exelon Corp.	3,636	165,402
Expedia Group Inc.(b)	526	71,883
Expeditors International of Washington Inc.	645	47,046
Extra Space Storage Inc.	492	55,237
Exxon Mobil Corp.	15,903	1,074,566
F5 Networks Inc.(a)	222	31,986
Facebook Inc., Class A(a)	9,038	1,732,133
FactSet Research Systems Inc.	126	31,944
Fastenal Co.	2,184	78,493
Federal Realty Investment Trust	267	36,315
FedEx Corp.	940	143,500
Fidelity National Financial Inc.	967	44,327
Fidelity National Information Services Inc.	2,326	306,474
Fifth Third Bancorp	3,010	87,531
First Republic Bank/CA	630	67,007
FirstEnergy Corp.	1,920	92,774
Fiserv Inc.(a)	2,155	228,732
FleetCor Technologies Inc.(a)	301	88,560
Flex Ltd.(a)(b)	1,990	23,382
FLIR Systems Inc.	546	28,152
Flowserve Corp.	519	25,348
Fluor Corp.	504	8,119
FMC Corp.	508	46,482
Ford Motor Co.	14,379	123,516
Fortinet Inc.(a)(b)	551	44,940
Fortive Corp.	1,147	79,143
Fortune Brands Home & Security Inc.	590	35,429
Fox Corp., Class A, NVS	1,404	44,984
Fox Corp., Class B(a)	628	19,619
Franklin Resources Inc.	1,164	32,068
Freeport-McMoRan Inc.	5,182	50,887
Gap Inc. (The)	882	14,341
Garmin Ltd.	511	47,906
Gartner Inc.(a)	344	53,004
General Dynamics Corp.	896	158,413
General Electric Co.	32,638	325,727
General Mills Inc.	2,270	115,452
General Motors Co.	4,749	176,473
Genuine Parts Co.	547	56,111
Gilead Sciences Inc.	4,746	302,368
Global Payments Inc.	1,131	191,343
Globe Life Inc.	421	40,976
GoDaddy Inc., Class A(a)	672	43,700
Goldman Sachs Group Inc. (The)	1,248	266,298
GrubHub Inc.(a)	336	11,444
H&R Block Inc.	812	20,292
Halliburton Co.	3,276	63,063
Hanesbrands Inc.	1,305	19,849

Security	Shares	Value

United States (continued)
Harley-Davidson Inc.	662	$25,758
Hartford Financial Services Group Inc. (The)	1,344	76,716
Hasbro Inc.	435	42,330
HCA Healthcare Inc.	1,056	141,018
HD Supply Holdings Inc.(a)	588	23,250
Healthpeak Properties Inc.	1,848	69,522
HEICO Corp.	126	15,541
HEICO Corp., Class A	252	24,008
Helmerich & Payne Inc.	452	16,950
Henry Schein Inc.(a)(b)	561	35,110
Hershey Co. (The)	534	78,429
Hess Corp.	1,050	69,037
Hewlett Packard Enterprise Co.	5,163	84,725
Hilton Worldwide Holdings Inc.	1,063	103,068
HollyFrontier Corp.	645	35,436
Hologic Inc.(a)	1,059	51,160
Home Depot Inc. (The)	4,136	970,223
Honeywell International Inc.	2,738	472,935
Hormel Foods Corp.	1,104	45,143
Host Hotels & Resorts Inc.	2,760	45,236
HP Inc.	5,862	101,823
Humana Inc.	517	152,101
Huntington Bancshares Inc./OH	4,146	58,583
Huntington Ingalls Industries Inc.	168	37,911
IAC/InterActiveCorp.(a)	282	64,084
IDEX Corp.	305	47,437
IDEXX Laboratories Inc.(a)	336	95,763
IHS Markit Ltd.(a)	1,428	99,989
Illinois Tool Works Inc.	1,232	207,691
Illumina Inc.(a)	546	161,354
Incyte Corp.(a)	683	57,317
Ingersoll-Rand PLC	925	117,373
Ingredion Inc.	252	19,908
Intel Corp.	16,905	955,640
Intercontinental Exchange Inc.	2,143	202,128
International Business Machines Corp.	3,318	443,716
International Flavors & Fragrances Inc.	374	45,632
International Paper Co.	1,470	64,210
Interpublic Group of Companies Inc. (The)	1,401	30,472
Intuit Inc.	966	248,745
Intuitive Surgical Inc.(a)	427	236,110
Invesco Ltd.	1,485	24,978
Invitation Homes Inc.	1,913	58,901
Ionis Pharmaceuticals Inc.(a)	504	28,083
IPG Photonics Corp.(a)	144	19,336
IQVIA Holdings Inc.(a)	638	92,140
Iron Mountain Inc.	1,043	34,210
Jack Henry & Associates Inc.	299	42,326
Jacobs Engineering Group Inc.	462	43,234
Jazz Pharmaceuticals PLC(a)	198	24,875
JB Hunt Transport Services Inc.	311	36,561
Jefferies Financial Group Inc.	870	16,243
JM Smucker Co. (The)	451	47,662
Johnson & Johnson	9,996	1,319,872
Johnson Controls International PLC	3,007	130,293
Jones Lang LaSalle Inc.	183	26,813
JPMorgan Chase & Co.	12,195	1,523,399
Juniper Networks Inc.	1,359	33,730
Kansas City Southern	369	51,948
Kellogg Co.	968	61,497

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
KeyCorp.	3,696	$66,417
Keysight Technologies Inc.(a)	714	72,050
Kimberly-Clark Corp.	1,302	173,010
Kimco Realty Corp.	1,542	33,246
Kinder Morgan Inc./DE	7,492	149,690
KKR & Co. Inc., Class A, NVS	1,736	50,049
KLA Corp.	590	99,734
Knight-Swift Transportation Holdings Inc.	506	18,449
Kohl’s Corp.	618	31,679
Kraft Heinz Co. (The)	2,441	78,918
Kroger Co. (The)	2,970	73,181
L Brands Inc.	882	15,029
L3Harris Technologies Inc.	830	171,237
Laboratory Corp. of America Holdings(a)	382	62,942
Lam Research Corp.	589	159,643
Lamb Weston Holdings Inc.	546	42,610
Las Vegas Sands Corp.	1,302	80,516
Lear Corp.	214	25,203
Leggett & Platt Inc.	477	24,470
Leidos Holdings Inc.	562	48,461
Lennar Corp., Class A	1,054	62,818
Lennox International Inc.	141	34,878
Liberty Broadband Corp., Class C, NVS(a)(b)	381	44,985
Liberty Global PLC, Class A(a)	716	18,007
Liberty Global PLC, Class C, NVS(a)(b)	1,848	44,112
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	757	32,172
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	332	14,910
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	630	28,470
Liberty Property Trust	546	32,252
Lincoln National Corp.	756	42,699
Live Nation Entertainment Inc.(a)	546	38,493
LKQ Corp.(a)	1,149	39,055
Lockheed Martin Corp.	966	363,873
Loews Corp.	1,080	52,920
Lowe’s Companies Inc.	2,957	330,031
Lululemon Athletica Inc.(a)	397	81,095
LyondellBasell Industries NV, Class A	1,074	96,338
M&T Bank Corp.	504	78,891
Macerich Co. (The)	387	10,643
Macy’s Inc.	1,164	17,646
ManpowerGroup Inc.	252	22,912
Marathon Oil Corp.	2,787	32,134
Marathon Petroleum Corp.	2,578	164,863
Markel Corp.(a)	51	59,721
MarketAxess Holdings Inc.	142	52,340
Marriott International Inc./MD, Class A	1,086	137,433
Marsh & McLennan Companies Inc.	1,878	194,598
Martin Marietta Materials Inc.	230	60,239
Marvell Technology Group Ltd.	2,394	58,390
Masco Corp.	1,137	52,586
Mastercard Inc., Class A	3,408	943,368
Maxim Integrated Products Inc.	1,008	59,129
McCormick & Co. Inc./MD, NVS	477	76,649
McDonald’s Corp.	2,873	565,119
McKesson Corp.	735	97,755
Medtronic PLC	5,073	552,450
MercadoLibre Inc.(a)	168	87,615
Merck & Co. Inc.	9,640	835,402
MetLife Inc.	3,024	141,493
Mettler-Toledo International Inc.(a)	102	71,904

Security	Shares	Value

United States (continued)
MGM Resorts International	2,004	$57,114
Microchip Technology Inc.	886	83,541
Micron Technology Inc.(a)	4,135	196,619
Microsoft Corp.	27,428	3,932,352
Mid-America Apartment Communities Inc.	435	60,461
Middleby Corp. (The)(a)(b)	194	23,464
Mohawk Industries Inc.(a)	210	30,110
Molson Coors Brewing Co., Class B	729	38,433
Mondelez International Inc., Class A	5,505	288,737
MongoDB Inc.(a)(b)	126	16,099
Monster Beverage Corp.(a)	1,527	85,711
Moody’s Corp.	630	139,035
Morgan Stanley	4,716	217,172
Mosaic Co. (The)	1,470	29,224
Motorola Solutions Inc.	617	102,619
MSCI Inc.	336	78,812
Mylan NV(a)	1,965	37,630
Nasdaq Inc.	411	41,005
National Oilwell Varco Inc.	1,233	27,890
National Retail Properties Inc.	588	34,639
Nektar Therapeutics(a)(b)	714	12,227
NetApp Inc.	934	52,192
Netflix Inc.(a)(b)	1,638	470,778
Newell Brands Inc.	1,848	35,057
Newmont Goldcorp Corp.	3,033	120,501
News Corp., Class A, NVS	1,416	19,413
NextEra Energy Inc.	1,800	429,012
Nielsen Holdings PLC	1,353	27,276
NIKE Inc., Class B	4,740	424,467
NiSource Inc.	1,402	39,312
Noble Energy Inc.	1,878	36,170
Nordstrom Inc.	463	16,622
Norfolk Southern Corp.	1,015	184,730
Northern Trust Corp.	771	76,853
Northrop Grumman Corp.	607	213,955
NortonLifeLock Inc.	2,340	53,539
Norwegian Cruise Line Holdings Ltd.(a)	798	40,506
NRG Energy Inc.	1,134	45,496
Nucor Corp.	1,169	62,951
NVIDIA Corp.	2,173	436,816
NVR Inc.(a)	14	50,912
Occidental Petroleum Corp.	3,297	133,528
OGE Energy Corp.	744	32,037
Okta Inc.(a)(b)	378	41,228
Old Dominion Freight Line Inc.	235	42,789
Omnicom Group Inc.	841	64,917
ON Semiconductor Corp.(a)	1,638	33,415
ONEOK Inc.	1,545	107,887
Oracle Corp.	8,994	490,083
O’Reilly Automotive Inc.(a)	298	129,782
Owens Corning	420	25,738
PACCAR Inc.	1,302	99,030
Packaging Corp. of America	324	35,465
Palo Alto Networks Inc.(a)	358	81,406
Parker-Hannifin Corp.	462	84,772
Parsley Energy Inc., Class A	1,008	15,936
Paychex Inc.	1,220	102,041
Paycom Software Inc.(a)	168	35,537
PayPal Holdings Inc.(a)	4,177	434,826
Pentair PLC	632	26,209

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
People’s United Financial Inc.	1,302	$21,053
PepsiCo Inc.	5,250	720,142
PerkinElmer Inc.	378	32,493
Perrigo Co. PLC	492	26,086
Pfizer Inc.	20,749	796,139
Philip Morris International Inc.	5,843	475,854
Phillips 66	1,723	201,281
Pinnacle West Capital Corp.	408	38,401
Pioneer Natural Resources Co.	635	78,118
Plains GP Holdings LP, Class A	527	9,781
PNC Financial Services Group Inc. (The)	1,680	246,456
Polaris Inc.	240	23,676
PPG Industries Inc.	889	111,232
PPL Corp.	2,698	90,356
Principal Financial Group Inc.	1,090	58,184
Procter & Gamble Co. (The)	9,451	1,176,744
Progressive Corp. (The)	2,198	153,201
Prologis Inc.	2,374	208,342
Prudential Financial Inc.	1,527	139,171
PTC Inc.(a)	422	28,236
Public Service Enterprise Group Inc.	1,905	120,606
Public Storage	588	131,042
PulteGroup Inc.	1,015	39,829
PVH Corp.	277	24,143
Qorvo Inc.(a)	477	38,570
QUALCOMM Inc.	4,546	365,680
Quest Diagnostics Inc.	519	52,549
Qurate Retail Inc., Series A(a)(b)	1,686	16,084
Ralph Lauren Corp.	183	17,579
Raymond James Financial Inc.	462	38,572
Raytheon Co.	1,039	220,486
Realty Income Corp.	1,190	97,330
Regency Centers Corp.	603	40,546
Regeneron Pharmaceuticals Inc.(a)	294	90,046
Regions Financial Corp.	3,665	59,006
Reinsurance Group of America Inc.	246	39,968
RenaissanceRe Holdings Ltd.	168	31,446
Republic Services Inc.	840	73,508
ResMed Inc.	544	80,468
Robert Half International Inc.	420	24,053
Rockwell Automation Inc.	462	79,459
Roku Inc.(a)	308	45,338
Rollins Inc.	610	23,247
Roper Technologies Inc.	378	127,371
Ross Stores Inc.	1,412	154,854
Royal Caribbean Cruises Ltd.	664	72,263
S&P Global Inc.	938	241,995
Sabre Corp.	966	22,682
salesforce.com Inc.(a)	3,122	488,562
Sarepta Therapeutics Inc.(a)	278	23,091
SBA Communications Corp.	444	106,849
Schlumberger Ltd.	5,166	168,877
Seagate Technology PLC	924	53,620
Sealed Air Corp.	603	25,187
Seattle Genetics Inc.(a)	462	49,619
SEI Investments Co.	514	30,799
Sempra Energy	1,050	151,735
ServiceNow Inc.(a)	720	178,027
Sherwin-Williams Co. (The)	316	180,853
Signature Bank/New York NY	212	25,084

Security	Shares	Value

United States (continued)
Simon Property Group Inc.	1,160	$174,789
Sirius XM Holdings Inc.	6,174	41,489
Skyworks Solutions Inc.	618	56,275
SL Green Realty Corp.	351	29,344
Snap Inc., Class A, NVS(a)(b)	2,520	37,951
Snap-on Inc.	225	36,601
Southern Co. (The)	3,894	243,998
Southwest Airlines Co.	527	29,581
Spirit AeroSystems Holdings Inc., Class A	392	32,073
Splunk Inc.(a)	544	65,258
Sprint Corp.(a)(b)	3,108	19,301
Square Inc., Class A(a)	1,239	76,112
SS&C Technologies Holdings Inc.	852	44,313
Stanley Black & Decker Inc.	561	84,896
Starbucks Corp.	4,553	385,002
State Street Corp.	1,388	91,705
Steel Dynamics Inc.	897	27,233
Stryker Corp.	1,264	273,365
Sun Communities Inc.	336	54,650
SunTrust Banks Inc.	1,695	115,836
SVB Financial Group(a)	210	46,511
Synchrony Financial	2,422	85,666
Synopsys Inc.(a)	570	77,377
Sysco Corp.	1,836	146,641
T Rowe Price Group Inc.	887	102,715
Take-Two Interactive Software Inc.(a)	431	51,871
Tapestry Inc.	1,051	27,179
Targa Resources Corp.	840	32,659
Target Corp.	1,952	208,688
TD Ameritrade Holding Corp.	1,057	40,568
TE Connectivity Ltd.	1,234	110,443
TechnipFMC PLC	1,688	33,304
Teleflex Inc.	170	59,060
Tesla Inc.(a)	483	152,106
Texas Instruments Inc.	3,542	417,921
Textron Inc.	882	40,651
Thermo Fisher Scientific Inc.	1,512	456,594
Tiffany & Co.	423	52,668
TJX Companies Inc. (The)	4,580	264,037
T-Mobile U.S. Inc.(a)	1,290	106,631
Tractor Supply Co.	477	45,325
TransDigm Group Inc.	177	93,152
TransUnion	672	55,521
Travelers Companies Inc. (The)	975	127,783
Trimble Inc.(a)	966	38,485
TripAdvisor Inc.(a)	436	17,614
Twilio Inc., Class A(a)	420	40,555
Twitter Inc.(a)	2,745	82,268
Tyson Foods Inc., Class A	1,130	93,553
U.S. Bancorp	5,763	328,606
Uber Technologies Inc.(a)(b)	630	19,845
UDR Inc.	981	49,295
UGI Corp.	687	32,749
Ulta Salon Cosmetics & Fragrance Inc.(a)	212	49,428
Under Armour Inc., Class A(a)(b)	684	14,125
Under Armour Inc., Class C, NVS(a)	689	12,747
Union Pacific Corp.	2,661	440,289
United Airlines Holdings Inc.(a)	282	25,617
United Parcel Service Inc., Class B	2,605	300,018
United Rentals Inc.(a)	282	37,667

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
United Technologies Corp.	3,069	$440,647
UnitedHealth Group Inc.	3,602	910,225
Universal Health Services Inc., Class B	315	43,300
Unum Group	828	22,803
Vail Resorts Inc.	144	33,461
Valero Energy Corp.	1,596	154,780
Varian Medical Systems Inc.(a)	336	40,592
Veeva Systems Inc., Class A(a)	462	65,525
Ventas Inc.	1,361	88,601
VEREIT Inc.	4,062	39,970
VeriSign Inc.(a)	418	79,428
Verisk Analytics Inc.	588	85,084
Verizon Communications Inc.	15,622	944,662
Vertex Pharmaceuticals Inc.(a)	961	187,856
VF Corp.	1,265	104,097
Viacom Inc., Class B, NVS	1,317	28,395
Visa Inc., Class A	6,569	1,174,931
Vistra Energy Corp.	1,176	31,787
VMware Inc., Class A	307	48,589
Vornado Realty Trust	630	41,347
Voya Financial Inc.	546	29,462
Vulcan Materials Co.	504	72,006
WABCO Holdings Inc.(a)	210	28,270
Wabtec Corp.(b)	707	49,045
Walgreens Boots Alliance Inc.	3,033	166,148
Walmart Inc.	5,459	640,122
Walt Disney Co. (The)	6,815	885,405
Waste Management Inc.	1,585	177,853
Waters Corp.(a)	252	53,328
Wayfair Inc., Class A(a)	210	17,268
WEC Energy Group Inc.	1,190	112,336
WellCare Health Plans Inc.(a)	188	55,761
Wells Fargo & Co.	16,211	836,974
Welltower Inc.	1,554	140,932
Western Digital Corp.	1,052	54,336
Western Union Co. (The)	1,734	43,454
Westlake Chemical Corp.	126	7,962
Westrock Co.	953	35,614
Weyerhaeuser Co.	2,825	82,518
Whirlpool Corp.	254	38,638
Williams Companies Inc. (The)	4,478	99,904
Willis Towers Watson PLC	504	94,198
Workday Inc., Class A(a)	598	96,972
WP Carey Inc.	686	63,153
WR Berkley Corp.	519	36,278
WW Grainger Inc.	181	55,900
Wynn Resorts Ltd.	378	45,867
Xcel Energy Inc.	1,932	122,701
Xerox Holdings Corp.(a)	826	28,026
Xilinx Inc.	981	89,016
XPO Logistics Inc.(a)	462	35,297
Xylem Inc./NY	714	54,757
Yum! Brands Inc.	1,160	117,984
Zayo Group Holdings Inc.(a)	855	29,190
Zebra Technologies Corp., Class A(a)	210	49,953

Security	Shares	Value

United States (continued)
Zillow Group Inc., Class C, NVS(a)	487	$15,862
Zimmer Biomet Holdings Inc.	767	106,022
Zions Bancorp. N.A.	714	34,608
Zoetis Inc.	1,839	235,245

		99,339,507

Total Common Stocks — 99.3% (Cost: $153,306,872)		145,593,108

Preferred Stocks

Germany — 0.2%
Bayerische Motoren Werke AG, Preference Shares, NVS	225	13,869
Fuchs Petrolub SE, Preference Shares, NVS	240	10,250
Henkel AG & Co. KGaA, Preference Shares, NVS	666	69,235
Porsche Automobil Holding SE, Preference Shares, NVS	588	43,296
Sartorius AG, Preference Shares, NVS	126	24,487
Volkswagen AG, Preference Shares, NVS	690	131,405

		292,542

United Kingdom — 0.0%
Rolls Royce Holdings PLC, Preference Shares(a)	290,674	376

Total Preferred Stocks — 0.2% (Cost: $368,273)		292,918

Short-Term Investments

Money Market Funds — 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.00%(g)(h)(i)	1,731,085	1,731,950
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.74%(g)(h)	294,000	294,000

		2,025,950

Total Short-Term Investments — 1.4% (Cost: $2,025,579)		2,025,950

Total Investments in Securities — 100.9% (Cost: $155,700,724)		147,911,976

Other Assets, Less Liabilities — (0.9)%		(1,307,517)

Net Assets — 100.0%		$146,604,459

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Rounds to less than $1.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® MSCI Kokusai ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Shares Purchased		Shares Sold		Shares Held at 10/31/19	Value at 10/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	1,400,481	330,604	(a)	—		1,731,085	$1,731,950	$4,398	(b)	$(45)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	364,000	—		(70,000	)(a)	294,000	294,000	1,483		—	—
BlackRock Inc.	449	—		—		449	207,303	1,482		—	(2,685)

							$2,233,253	$7,363		$(45)	$(2,685)

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro STOXX 50 Index	5	12/20/19	$201	$5,787
S&P 500 E-Mini Index	2	12/20/19	304	3,426

				$9,213

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$145,593,107	$—	$1	$145,593,108
Preferred Stocks	292,918	—	—	292,918
Money Market Funds	2,025,950	—	—	2,025,950

	$147,911,975	$—	$1	$147,911,976

Derivative financial instruments(a)
Assets
Futures Contracts	$9,213	$—	$—	$9,213

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

NVS	Non-Voting Shares

SDR	Swedish Depositary Receipt